Shareholder Fees	Feb. 28, 2026
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[9]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	4.00%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.00%	[10]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[11]
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[12]
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[13]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	3.00%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	A Class Shares purchases of $250,000 or more made may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[2]	A Class Shares purchases of $250,000 may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[3]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[4]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[5]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[6]	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 12 months of purchase.
[7]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[8]	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 12 months of purchase.
[9]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[10]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[11]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[12]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[13]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.